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                                                       AMERICAN MATURITY
                                                       LIFE INSURANCE COMPANY

                                  May 1, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


         Re:      American Maturity Life Insurance Company
                  Separate Account AMLVA ("Registrant")
                  AARP Variable Annuity
                  File Nos. 333-10105 and 811-07761 ("Registration Statement") CIK No. 0001020807

Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

     b. The text of the Amendment was filed with the Commission electronically on April 29, 2003.

Please direct any questions or comments to me at (847) 402-3058.


                         Very truly yours,

                         /s/ JOHN E. BUCHANAN

                         John E. Buchanan
                         Assistant Counsel
                         Allstate Life Insurance Company
Encs.